POST-EMPLOYMENT BENEFITS - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed-income securities:
Short-term Investments	€ 10	€ 37
Other investments:
Real estate funds	226	149
Insurance contracts	218	201
Plan assets, at fair value	€ 1,898	1,779
Short-term investments, fair value per unit (in euro per unit)	€ 1.00
Investments quoted in active markets
Fixed-income securities:
Short-term Investments	€ 5	30
Other investments:
Real estate funds	14	14
Insurance contracts	0	0
Plan assets, at fair value	1,359	1,343
Unquoted investments
Fixed-income securities:
Short-term Investments	5	7
Other investments:
Real estate funds	212	135
Insurance contracts	218	201
Plan assets, at fair value	539	436
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	60	172
Corporate bonds and notes | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	34	145
Corporate bonds and notes | Unquoted investments
Fixed-income securities:
Fixed-income securities	26	27
Government bonds
Fixed-income securities:
Fixed-income securities	409	328
Government bonds | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	387	310
Government bonds | Unquoted investments
Fixed-income securities:
Fixed-income securities	22	18
US
Equity securities:
Equity securities	226	230
US | Investments quoted in active markets
Equity securities:
Equity securities	226	203
US | Unquoted investments
Equity securities:
Equity securities	0	27
Non-US equities
Equity securities:
Equity securities	749	662
Non-US equities | Investments quoted in active markets
Equity securities:
Equity securities	693	641
Non-US equities | Unquoted investments
Equity securities:
Equity securities	€ 56	€ 21